Trade and Other Receivables - Summary of Loss Allowance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of trade and other receivables [line items]
Implementation of IFRS 9		£ 15
Beginning balance	£ 128	155
Exchange adjustments	(3)
Charge for the year	16	7
Subsequent recoveries of amounts provided for	(5)	(30)
Utilised	(6)	(4)
Ending balance	130	128
Previously stated [member]
Disclosure of trade and other receivables [line items]
Beginning balance	£ 128	140
Ending balance		£ 128